Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues
Revenues	$ 134,711	$ 92,876
Cost of revenues (excluding depreciation and amortization)
Cost of revenues (excluding depreciation and amortization)	49,309	29,868
Gross Profit excluding Depreciation and Amortization	85,402	63,008
Operating expenses
Depreciation of property, plant and equipment (Note 8)	1,057	409
Amortization of intangibles (Note 9)	24,922	34,242
Selling, general and administrative expenses	19,970	9,386
Research and development expenses	3,255
Loss on disposal of intangibles (Note 9)	21,916
Impairment losses on intangibles (Note 9)	4,350
Special charges	(294)
Operating expenses	75,176	44,037
Results from operations	10,226	18,971
Finance income	(703)	(548)
Finance expense	1,053
Foreign exchange gain	(204)	(103)
Other income	(390)
Income (loss) before taxes	10,470	19,622
Current income tax expense (Note 16)	7,195	5,539
Deferred income tax expense (recovery) (Note 16)	(6,951)	3,031
Income tax expense (recovery)	244	8,570
Net income (loss)	$ 10,226	$ 11,052
Net income per share (Note 14)
Basic	$ 0.09	$ 0.09
Diluted	$ 0.09	$ 0.09
Weighted average number of common shares (Note 14)
Basic	118,607,569	119,245,581
Diluted	118,615,683	119,245,581
License [Member]
Revenues
Revenues	$ 101,553	$ 87,765
Cost of revenues (excluding depreciation and amortization)
Cost of revenues (excluding depreciation and amortization)	29,559	29,868
Systems [Member]
Revenues
Revenues	17,641
Cost of revenues (excluding depreciation and amortization)
Cost of revenues (excluding depreciation and amortization)	11,880
Services [Member]
Revenues
Revenues	2,086
Cost of revenues (excluding depreciation and amortization)
Cost of revenues (excluding depreciation and amortization)	1,091
Recurring [Member]
Revenues
Revenues	13,431	$ 5,111
Cost of revenues (excluding depreciation and amortization)
Cost of revenues (excluding depreciation and amortization)	$ 6,779